Lease (Details) - USD ($)	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Lease Cost
Operating lease cost	$ 19,376		$ 125,667
Other Information
Operating cash flows paid for amounts included in the measurement of lease liabilities	26,582		93,211
Operating lease liabilities arising from obtaining right-of-use assets	$ 952,521	$ 952,521	$ 0
Remaining lease term (years)	9 years		8 years
Discount rate	7.50%		7.50%